Average Annual Total Returns	12 Months Ended	41 Months Ended		44 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.01%	10.76%	[1]	11.20%	[2]
Formidable ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.25%)			(2.35%)	[2]
Performance Inception Date				Apr. 29, 2021
Formidable ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.25%)			(3.14%)	[2]
Formidable ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.70%)			(2.03%)	[2]
Formidable Fortress ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.32%	4.71%	[1]
Performance Inception Date		Jul. 21, 2021
Formidable Fortress ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.07%	4.50%	[1]
Formidable Fortress ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.61%	3.57%	[1]

[1]	The Fund commenced operations on July 21, 2021.
[2]	The Fund commenced operations on April 29, 2021.